Acquisitions, disposals and reorganization (Details) - Disposal Group, Not Discontinued Operations [Member] - CNY (¥)	1 Months Ended
	Nov. 30, 2019	Jul. 31, 2019	Oct. 31, 2018
Guangdong Fanhua Fangzhong Investment Management Co., Ltd. [Member]
Acquisitions, disposals and reorganization (Details) [Line Items]
Disposals of subsidiaries total consideration		¥ 61,372
Hubei Fanhua Insurance Agency Co., Ltd. [Member]
Acquisitions, disposals and reorganization (Details) [Line Items]
Disposals of subsidiaries total consideration	¥ 300
Gain(Loss) on disposal of subsidiaries	¥ 58
InsCom service Limited and InsCom Holding Limited [Member]
Acquisitions, disposals and reorganization (Details) [Line Items]
Disposals of subsidiaries total consideration			¥ 11,214